Capital Structure	12 Months Ended
Dec. 31, 2020
Stockholders Equity Note [Abstract]
Capital Structure

5. Capital Structure

Common Stock

As of December 31, 2020 and 2019, the Company was authorized to issue 450,000,000 shares and 32,000,000 shares of $0.0001 par value common stock, respectively. Common stockholders are entitled to dividends if and when declared by the Board of Directors of the Company (Board of Directors). The holder of each share of common stock is entitled to one vote. Since the Company’s inception, no dividends have been declared or paid by the Company.

Common stock reserved for future issuance, on an as converted basis, consisted of the following:

	December 31,
	2019	2020
Stock options, issued and outstanding	2,143,368	3,506,599
Stock options, authorized for future issuance	1,435,402	3,369,246
Employee stock purchase plan, available for future grants	—	314,006
Series A convertible preferred stock	5,157,213	—
Series B convertible preferred stock	3,992,919	—
Series C convertible preferred stock	4,816,160	—

Total	17,545,062	7,189,851

Convertible Preferred Stock

Issued and outstanding convertible preferred stock and its principal terms as of December 31, 2019 were as follows (in thousands, except for share and per share amounts):

	As of December 31, 2019
Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price Per Share	Aggregate Liquidation Amount	Net Carrying Value
Series A	5,157,213	5,157,213	$6.3988	$33,000	$32,826
Series B	3,992,919	3,992,919	$7.7700	31,025	30,921
Series C	4,816,160	4,816,160	$8.7100	41,949	41,868

Total	13,966,292	13,966,292		$105,974	$105,615

Immediately prior to the closing of the IPO, all outstanding shares of the Company’s convertible preferred stock converted into 13,966,292 shares of common stock and the related carrying value was reclassified to common stock and additional paid-in capital. There were no shares of convertible preferred stock outstanding as of December 31, 2020.

Optional Conversion

Each share of convertible preferred stock was convertible, at the option of the holder, into such number of fully paid shares of common stock as is determined by dividing the original issue price by the conversion price in effect at the time of conversion. As of December 31, 2019 and prior to the closing of the IPO, the initial conversion price per share of convertible preferred stock was equivalent to the original issue price and as such convert on a one-for-one basis prior to any adjustments.

The respective applicable conversion price was subject to adjustment upon any future stock splits or stock combinations, reclassifications or exchanges of similar stock, upon a reorganization, merger or consolidation of the Company, upon the issuance or sale by the Company of common stock for consideration less than the applicable conversion price.

Mandatory Conversion

Each share of Series A, Series B and Series C was automatically convertible into the number of shares of common stock determined in accordance with the conversion rate upon the earlier of (i) the closing of an IPO in which the offering price per share was not less than $13.065 (as adjusted for recapitalizations) and the aggregate gross cash proceeds were at least $50.0 million, or (ii) written request for such conversion from the holders of a majority shares of convertible preferred stock then outstanding, voting together as a single class. Mandatory conversion pursuant to the clause (ii) also required a separate approval from the holders of a majority of Series B and the holders of a majority of Series C then outstanding.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of convertible preferred stock was entitled to receive, out of the assets of the Company, prior and in preference to any distribution to the holders of the common stock, an amount equal to the original issuance prices of each series and all declared but unpaid dividends, if any.

If the assets and funds to be distributed among the holders of convertible preferred stock were insufficient to permit the payment to such holders, then the entire assets and funds of the Company legally available for distribution would have been distributed ratably among the holders of convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

After the payment to the holders of convertible preferred stock of the full preferential amount specified above, any remaining assets of the Company would have been distributed pro rata among the holders of common stock.

Dividends

The holders of the outstanding shares of convertible preferred stock were entitled to receive noncumulative dividends of $0.5119 per share of Series A, $0.6216 per share of Series B, and $0.6968 per share of Series C if and when declared by the Board of Directors. Such dividends were payable in preference to any dividends for common stock declared by the Board of Directors.

No dividends were declared between date of incorporation and prior to the closing of the IPO.

Voting

Each holder of convertible preferred stock was entitled to the number of votes equal to the number of shares of common stock into which such shares of convertible preferred stock could then be converted as of the record date.

The holders of Series A, Series B and Series C each voting as a separate series, were entitled to elect one director to the Board of Directors. Additionally, holders of common stock, voting as a separate class, had the right to elect two directors to the Board of Directors. All common and preferred stockholders, voting together as a single class on an as-converted basis, were entitled to elect the balance of the total number of directors to the Board of Directors.